KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - March 31, 2021 (Unaudited)

COMMON STOCKS - 82.07%	Shares	Value
Accommodation - 0.42%
Civeo Corporation - ADR*	273,666	$4,189,826

Administrative and Support Services - 0.14%
Expedia Group, Inc.*	8,000	1,376,960

Aerospace and Defense - 1.16%
CACI International, Inc. - Class A*	47,200	11,642,352

Beverage and Tobacco Product Manufacturing - 0.04%
Crimson Wine Group Limited*	54,262	360,842

Cable and Other Subscription Programming - 0.78%
Discovery Communications, Inc. - Class A*^	119,900	5,210,854
Discovery Communications, Inc. - Class C*	69,800	2,574,922
		7,785,776
Casinos & Gaming - 0.15%
Las Vegas Sands Corp.*	24,600	1,494,696

Data Processing, Hosting, and Related Services - 0.01%
IHS Markit Limited - ADR	1,200	116,136

E-Commerce - 0.00%
eBay, Inc.	100	6,124

Food Services and Drinking Places - 0.90%
The Wendy's Company	443,100	8,977,206

Funds, Trusts, and Other Financial Vehicles - 0.05%
Mesabi Trust^	16,820	505,946

Insurance Carriers and Related Activities - 0.22%
Markel Corporation*	1,900	2,165,278

Management of Companies and Enterprises - 2.37%
Associated Capital Group, Inc. - Class A	261,290	9,369,859
Bollore SA	17,000	82,096
Galaxy Digital Holdings Ltd.*^	1,400	28,486
Icahn Enterprises LP	264,900	14,230,428
		23,710,869
Mining (except Oil and Gas) - 2.31%
Franco-Nevada Corporation - ADR	174,400	21,850,576
Wheaton Precious Metals Corporation - ADR	32,400	1,238,004
		23,088,580
Oil and Gas Extraction - 55.80%
Texas Pacific Land Corporation[c]	350,865	557,675,357
Tourmaline Oil Corp.[f]	6,400	121,817
		557,797,174
Other Financial Investment Activities - 4.34%
Brookfield Asset Management, Inc. - Class A - ADR	836,300	37,215,350
Brookfield Business Partners LP	5,000	200,850
GAMCO Investors, Inc. - Class A	1,800	33,390
Morgan Group Holding Co.*[f]	5,841	46,728
Onex Corp. - ADR	94,400	5,881,592
		43,377,910
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP*[g]	800	36,286

Other Professional, Scientific, and Technical Services - 0.09%
GMO Internet, Inc.	32,000	916,144

Other Telecommunications - 3.53%
Liberty Broadband Corporation - Series A*	11,300	1,640,195
Liberty Broadband Corporation - Series C*	124,060	18,627,609
Liberty Media Corp.-Liberty SiriusXM - Class A*	145,100	6,396,008
Liberty Media Corp.-Liberty SiriusXM - Class C*	194,500	8,579,395
		35,243,207
Performing Arts, Spectator Sports, and Related Industries - 2.54%
Live Nation Entertainment, Inc.*	299,800	25,378,070

Professional, Scientific, and Technical Services - 0.04%
Cookpad, Inc.*	128,000	361,833

Real Estate - 4.29%
DREAM Unlimited Corp.[f]	182,500	3,283,461
Equity Lifestyle Properties, Inc. - REIT	106,700	6,790,388
The Howard Hughes Corporation*	342,600	32,591,538
PrairieSky Royalty Limited	19,600	211,331
		42,876,718
Satellite Telecommunications - 0.44%
DISH Network Corp. - Class A*	35,900	1,299,580
EchoStar Corporation - Class A*	129,500	3,108,000
		4,407,580
Securities and Commodity Exchanges - 0.72%
Cboe Global Markets, Inc.	73,100	7,214,239

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.38%
Brookfield Infrastructure Corporation - Class A - ADR	4,900	374,213
CME Group, Inc.	16,300	3,328,949
IntercontinentalExchange Group, Inc.	500	55,840
		3,759,002
Spectator Sports - 0.71%
Liberty Media Corp.-Liberty Formula One - Class A*	88,600	3,386,292
Liberty Media Corp.-Liberty Formula One - Class C*	85,600	3,705,624
		7,091,916
Support Activities for Water Transportation - 0.45%
Clarkson plc	101,800	3,859,410
Siem Industries, Inc. - ADR*[f]	26,300	663,286
		4,522,696
Utilities - 0.19%
Brookfield Infrastructure Partners LP	36,200	1,927,650

TOTAL COMMON STOCKS
(cost $193,524,332)		820,331,016

PREFERRED STOCKS - 0.00%
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP - Class A*[g]	217	4,828

TOTAL PREFERRED STOCKS
(cost $1,764)		4,828

UNIT INVESTMENT TRUST - 9.84%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 9.84%
Grayscale Bitcoin Trust*^[c]	1,965,600	98,358,624

TOTAL UNIT INVESTMENT TRUST
(cost $26,406,964)		98,358,624

WARRANTS - 0.00%	Shares
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP(a)*g	800	3,661

TOTAL WARRANTS
(cost $2,368)		3,661

TOTAL INVESTMENTS - 91.91%
(cost $219,935,428)		$918,698,129

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
This security or a portion of this security was out on loan at March 31, 2021.  Total loaned securities had a market value of $102,924,150 at March 31, 2021. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $106,848,136.

[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depositary Receipt.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2021, 0.80%, 0.42%, 2.19%, 0.00%, 0.25% and 0.64% of the net assets of The Internet Portfolio, The Global Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2021.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of December 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$816,179,438	$4,115,292	$36,286	$820,331,016
Unit Investment Trust	98,358,624	–	–	98,358,624
Preferred Stocks	–	–	4,828	4,828
Warrants	–	–	3,661	3,661
Total Investments in Securities	$914,538,062	$4,115,292	$44,775	$918,698,129

During the quarter ended March 31, 2021, there was a transfer of $44,775 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2020	$39,692
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	5,083
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2021	$44,775

Description	Fair Value at 3/31/2021	Valuation Techniques	Unobservable Input	Range
Common Stocks	$36,286	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$46.05 - $57.00

Preferred Stocks	$4,828	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$20.27 - $24.94

Warrants	$3,661	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$5.00 - $6.25

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.
_________________________________________
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.